Condensed Financial Information of Registrant (SMFG) - Condensed Income Statement (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income:
Interest income from SMBC	¥ 2,144,070	¥ 1,900,261	¥ 1,872,584
Dividends	138,874	123,827	128,094
Fees and commission income from subsidiaries	1,131,364	1,066,412	1,031,680
Other income	755,855	573,825	496,273
Expense:
Interest expense	733,969	502,338	431,101
Operating and other expense	2,605,886	2,283,894	2,245,226
Profit before tax	1,118,976	880,352	1,325,700
Income tax expense	229,378	139,766	372,878
Net profit	889,598	740,586	952,822
Profit attributable to:
Shareholders	759,998	627,870	843,920
Other equity instruments holders	9,722	7,929	2,773
SMFG [member]
Income:
Fees and commission income from subsidiaries	10,226	20,706	16,622
Other income	217	178	234
Total income	366,545	502,669	578,313
Expense:
Interest expense	89,699	45,223	12,814
Operating and other expense	21,525	12,165	9,868
Total expense	131,831	74,901	41,215
Profit before tax	234,714	427,768	537,098
Income tax expense	(7,085)	(33,344)	4
Net profit	241,799	461,112	537,094
Profit attributable to:
Shareholders	232,077	453,183	534,321
Other equity instruments holders	9,722	7,929	2,773
SMFG [member] | Sumitomo mitsui banking corporation [member]
Income:
Interest income from SMBC	99,100	52,938	18,313
Dividends	223,334	408,419	522,636
Expense:
Interest expense	4,298	4,474	5,753
SMFG [member] | Other subsidiaries and associate [Member]
Income:
Dividends	33,668	20,428	20,508
SMFG [member] | Other subsidiaries [member]
Expense:
Interest expense	¥ 16,309	¥ 13,039	¥ 12,780